BANK BORROWINGS	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
16.	BANK BORROWINGS

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Total bank borrowings	188,995	201,179	31,964

Comprised of:
Short-term	83,000	15,000	2,383
Long-term, current portion	60,906	77,479	12,310
	143,906	92,479	14,693
Long-term, non-current portion	45,089	108,700	17,271

	188,995	201,179	31,964

All bank borrowings at December 31, 2010 and 2011 are obtained from financial institutions in the PRC and are secured by equipment with a net carrying value of RMB173,517 and RMB171,333 (US$27,222), accounts receivable with carrying value of RMB7,883 and RMB21,677 (US$3,444) and restricted cash with carrying value of RMB117,665 and RMB24,524 (US$3,896), respectively. Restricted cash, as of December 31, 2011, is classified as current and non-current in the amount of RMB2,512 (US$399) (2010: RMB102,873) and RMB22,012 (US$3,497) (2010: RMB14,792), respectively, based on the classification of the underlying financing.

As at December 31, 2010 and 2011, the short-term bank borrowing bore a weighted average interest of 4.60% and 6.10% per annum, and the long-term bank borrowings bore a weighted average interest of 5.30% and 6.45% per annum, respectively. All borrowings are denominated in RMB.

As of December 31, 2011, the maturity of these long-term bank borrowings was as follows:

	Repayment
	RMB	US$

Within one year	77,479	12,310
Between one and two years	38,040	6,044
Between two and three years	70,660	11,227
	186,179	29,581

As of December 31, 2011, the Company had short-term bank credit lines totaling RMB15,000 (US$2,383), which were fully utilized; and long-term bank credit lines totaling RMB550,000 (US$87,386), of which RMB170,580 (US$27,102) were utilized.

One of the bank credit line arrangements, with total amount and utilized amount at RMB65,000 and RMB50,000 respectively at December 31, 2011, was entered into by a subsidiary of the Group, MSC, which requires AML and AMS, other subsidiaries of the Group, in accordance with PRC GAAP, to maintain a financial reporting covenant of tangible net worth of at least RMB100,000 and RMB180,000, respectively. It also requires the borrower MSC and the guarantor AMS with the total gearing ratio of less than 0.5 and 0.36 respectively, and the other guarantor AML with the external gearing ratio of less than 1.0. Tangible net worth is calculated as the sum of issued share capital and reserves, less goodwill and intangible assets and any amount due from shareholders. The total gearing ratio is calculated as the ratio of total liabilities to tangible net worth. The external gearing ratio is calculated as the ratio of interest-bearing debt to the sum of total net intangible assets, irredeemable preferred stock and minority interests. The Group was in compliance with these financial covenants as at December 31, 2011. The remaining bank credit lines and borrowings do not have any financial reporting or administrative covenants restricting the Group’s operating, investing and financing activities.